Derivative financial instruments (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Fair Value Of Derivative Financial Instruments [Abstract]
Summary of Characteristics and Fair Value of Derivative Instruments

The main characteristics and the fair value of these derivatives as of December 31, 2020, 2021 and 2022 are as follows:

	Notional amount (millions)		Hedge start date	Rate	Floor	CAP 1	CAP 2	Due date	Fair value as of December 31, 2020
HSBC	USD	$95.5	March 2016	Libor 30	0.42%	1.75%	2.75%	January 2021	Ps.	(476)
HSBC	USD	$95.5	March 2016	Libor 30	0.42%	1.75%	2.75%	February 2021		(857)
HSBC	Ps.	1,500.0	May 2017	7.21%	—	—	—	March 2022		(57,090)
Derivatives designated as hedge financial instruments
Scotiabank	Ps.	2,300.0	February 2019	8.0315%	—	—	—	November 2022	Ps.	(154,741)
Scotiabank	Ps.	3,000.0	February 2019	8.03%	—	—	—	March 2024		(335,752)
Scotiabank	Ps.	3,000.0	March 2020	6.332	—	—	—	February 2025		(201,788)
Total									Ps.	(750,704)

	Notional amount (millions)		Hedge start date	Rate	Due date	Fair value as of December 31, 2021
Scotiabank	Ps.	$3,000.0	March 2020	6.332%	February 2025	Ps.	89,711
					Total asset		89,711

HSBC	Ps.	1,500.0	May 2017	7.21%	March 2022		(6,764)
Derivatives designated as hedge financial instruments
Scotiabank	Ps.	2,300.0	February 2019	8.0315%	November 2022	Ps.	(23,527)
Scotiabank	Ps.	3,000.0	February 2019	8.03%	March 2024		(41,096)
					Total liability	Ps.	(71,387)

	Notional amount (millions)		Hedge start date	Rate	Due date	Fair value as of December 31, 2022
Scotiabank	Ps.	3,000.0	February 2019	8.03%	March 2024	Ps.	91,885
Scotiabank	Ps.	3,000.0	March 2020	6.332%	February 2025		200,812
					Total asset		292,697
Derivatives designated as hedge financial instruments
The bank of nova scotia	USD.	$20.0	March 2022	1.59%	April 2025		(14,972)
The bank of nova scotia	USD.	$30.0	March 2022	1.7850%	September 2025		(36,233)
					Total liability	Ps.	(51,205)